UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche International Value Fund
	Shares	Value ($)
Common Stocks 96.1%
Australia 1.7%
BHP Billiton Ltd. (ADR) (a) (Cost $3,268,605)	47,583	2,456,710
Belgium 2.2%
Delhaize Group SA (ADR) (Cost $2,108,391)	168,202	3,057,912
Bermuda 2.3%
Marvell Technology Group Ltd. (b) (Cost $2,749,072)	223,607	3,202,052
Brazil 5.7%
Cia Energetica de Minas Gerais (ADR) (a)	528,438	2,916,978
Petroleo Brasileiro SA (ADR) (a)	271,854	2,642,421
Vale SA (ADR) (a)	285,155	2,569,246

(Cost $11,599,209)		8,128,645
Canada 5.6%
Agrium, Inc.	32,771	3,192,551
Kinross Gold Corp.*	361,129	1,011,161
Suncor Energy, Inc.	77,984	2,463,515
Yamana Gold, Inc.	324,458	1,226,451

(Cost $11,138,486)		7,893,678
China 1.9%
CNOOC Ltd. (ADR) (a) (Cost $3,419,838)	18,721	2,694,513
France 3.8%
Societe Generale SA (ADR)	272,503	2,705,955
Total SA (ADR) (a)	47,187	2,625,013

(Cost $4,280,307)		5,330,968
Germany 5.9%
Allianz SE (ADR)	170,696	2,930,851
BASF SE (ADR)	31,350	2,838,272
Siemens AG (ADR)	22,275	2,628,450

(Cost $6,757,457)		8,397,573
Hong Kong 2.3%
China Mobile Ltd. (ADR) (Cost $2,590,510)	53,254	3,286,837
India 4.3%
Infosys Ltd. (ADR) (a)	45,662	3,189,034
Tata Motors Ltd. (ADR) (a)	62,864	2,870,370

(Cost $3,364,725)		6,059,404
Israel 2.3%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $2,245,620)	56,993	3,247,461
Japan 12.7%
Canon, Inc. (ADR)	97,153	3,100,153
Komatsu Ltd. (ADR)	147,252	3,479,565
Mitsubishi UFJ Financial Group, Inc. (ADR)	522,558	3,009,934
Nippon Telegraph & Telephone Corp. (ADR)	107,299	2,878,832
Nomura Holdings, Inc. (ADR)	452,360	2,723,207
Sumitomo Mitsui Financial Group, Inc. (ADR)	369,761	2,795,393

(Cost $16,201,549)		17,987,084
Korea 3.7%
KB Financial Group, Inc. (ADR) (a)	73,307	2,560,613
SK Telecom Co., Ltd. (ADR)	91,478	2,591,572

(Cost $3,719,252)		5,152,185
Mexico 1.9%
America Movil SAB de CV "L" (ADR) (a) (Cost $2,543,690)	116,074	2,752,114
Netherlands 6.2%
Aegon NV (Registered) (a) (c)	391,989	3,077,114
ING Groep NV (ADR)* (a)	209,635	3,060,671
Royal Dutch Shell PLC "A", (ADR)	39,793	2,642,653

(Cost $7,451,499)		8,780,438
Norway 1.5%
Statoil ASA (ADR) (a) (Cost $2,629,550)	112,105	2,142,327
Russia 4.9%
CTC Media, Inc. (a) (b)	288,804	1,721,272
Gazprom OAO (ADR)	454,971	2,634,282
LUKOIL OAO (ADR)	56,408	2,580,666

(Cost $8,909,218)		6,936,220
Spain 6.2%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	261,949	2,805,474
Banco Santander SA (ADR) (a)	327,102	2,911,208
Telefonica SA (ADR)	188,771	3,020,336

(Cost $7,435,293)		8,737,018
Switzerland 6.4%
ABB Ltd. (ADR)* (a)	129,636	2,906,439
Credit Suisse Group AG (ADR) (a)	109,978	2,933,113
UBS Group AG* (c)	175,501	3,157,263

(Cost $8,130,675)		8,996,815
United Kingdom 14.6%
AstraZeneca PLC (ADR) (a)	43,949	3,259,698
BAE Systems PLC (ADR) (a)	102,654	3,085,779
Barclays PLC (ADR) (a)	198,866	3,040,661
BP PLC (ADR) (a)	67,841	2,667,508
HSBC Holdings PLC (ADR) (a)	56,760	2,823,810
Smith & Nephew PLC (ADR) (a)	95,489	3,314,423
Tesco PLC (ADR)	286,568	2,504,605

(Cost $18,944,285)		20,696,484

Total Common Stocks (Cost $129,487,231)		135,936,438
Preferred Stock 2.4%
Brazil
Itau Unibanco Holding SA (ADR) (Cost $2,614,546)	224,580	3,382,175
Securities Lending Collateral 34.8%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $49,290,637)	49,290,637	49,290,637

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $181,392,414) †	133.3	188,609,250
Other Assets and Liabilities, Net	(33.3)	(47,069,322)

Net Assets	100.0	141,539,928

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $185,857,499.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $2,751,751.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,548,513 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,796,762.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2014 amounted to $46,974,869, which is 33.2% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At November 30, 2014 the Deutsche International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	43,917,442	31.5%
Energy	23,092,898	16.6%
Telecommunication Services	14,529,692	10.4%
Materials	13,294,391	9.5%
Industrials	12,100,233	8.7%
Health Care	9,821,582	7.1%
Information Technology	9,491,239	6.8%
Consumer Staples	5,562,516	4.0%
Consumer Discretionary	4,591,642	3.3%
Utilities	2,916,978	2.1%
Total	139,318,613	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Preferred Stocks
Australia	$2,456,710	$—	$—	$2,456,710
Belgium	3,057,912	—	—	3,057,912
Bermuda	3,202,052	—	—	3,202,052
Brazil	11,510,820	—	—	11,510,820
Canada	7,893,678	—	—	7,893,678
China	2,694,513	—	—	2,694,513
France	5,330,968	—	—	5,330,968
Germany	8,397,573	—	—	8,397,573
Hong Kong	3,286,837	—	—	3,286,837
India	6,059,404	—	—	6,059,404
Israel	3,247,461	—	—	3,247,461
Japan	17,987,084	—	—	17,987,084
Korea	5,152,185	—	—	5,152,185
Mexico	2,752,114	—	—	2,752,114
Netherlands	8,780,438	—	—	8,780,438
Norway	2,142,327	—	—	2,142,327
Russia	6,936,220	—	—	6,936,220
Spain	8,737,018	—	—	8,737,018
Switzerland	8,996,815	—	—	8,996,815
United Kingdom	20,696,484	—	—	20,696,484
Short-Term Investments	49,290,637	—	—	49,290,637

Total	$188,609,250	$—	$—	$188,609,250

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche International Value Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015